UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: June 30, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):			[ ] is a restatement.
							[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
				Name:			Mont Pelerin Capital, LLC
				Address:		660 Newport Center Drive
							Suite 1220
							Newport Beach, CA 92660
				Form 13F File Number:	28-12728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:				Christopher Ainsworth
Title:				CCO, COO, CFO
Phone:				949-706-6707
Signature,			Place,				and Date of Signing:
Christopher Ainsworth		Newport Beach, CA		August 12, 2009
Report Type (Check only one):
				[X]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[ ]	13F COMBINATION REPORT
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		20
Form 13F Information Table Value Total:		$25,285.5

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
								 Value		Shares/		SH/	Put/	Invstmt	Other	   Voting Authority
Name of issuer			Title of Class	 CUSIP		(x$1000)	PRN AMT		PRN	Call	Dscretn	Managers  Sole	Shared	None
----------------------------	--------------	 -----------	--------	---------	---	----	-------	--------  ----	------	----
AEROPOSTALE			COM		 007865 10 8	$630		18,381		SH		SOLE	NONE	  SOLE
AIRMEDIA GROUP INC		SPONSORED ADR	 009411 10 9	$262.5		40,760		SH		SOLE	NONE	  SOLE
AMERICAN PUBLIC EDUCATION IN	COM		 02913V 10 3	$1,280.6	32,380		SH		SOLE	NONE	  SOLE
CAPELLA EDUCATION COMPANY	COM		 139594 10 5	$1,995.5	33,280		SH		SOLE	NONE	  SOLE
FIRST SOLAR INC			COM		 336433 10 7	$722.6		4,455		SH		SOLE	NONE	  SOLE
FTI CONSULTING INC		COM		 302941 10 9 	$1,851.5	36,505		SH		SOLE	NONE	  SOLE
GENOPTIX INC			COM		 37243V 10 0	$2,816.6	88,045		SH		SOLE	NONE	  SOLE
GILEAD SCIENCES INC		COM		 375558 10 3	$1,282.3	27,376		SH		SOLE	NONE	  SOLE
HMS HLDGS CORP			COM		 40425J 10 1	$904.4		22,210		SH		SOLE	NONE	  SOLE
ICON PUB LTD CO			SPONSORED ADR	 45103T 10 7	$982.2		45,513		SH		SOLE	NONE	  SOLE
INTUITIVE SURGICAL INC		COM NEW		 46120E 60 2	$139.6		853		SH		SOLE	NONE	  SOLE
METROPCS COMMUNICATIONS INC	COM		 591708 10 2	$809.1		60,789		SH		SOLE	NONE	  SOLE
MONSANTO CO NEW			COM		 61166W 10 1	$1,458		19,613		SH		SOLE	NONE	  SOLE
NETFLIX INC			COM		 64110L 10 6	$1,818.5	43,989		SH		SOLE	NONE	  SOLE
NEUTRAL TANDEM INC		COM		 64128B 10 8	$1,106.4	37,480		SH		SOLE	NONE	  SOLE
NEW ORIENTAL ED & TECH GRP I	SPON ADR	 647581 10 7	$647.1		9,607		SH		SOLE	NONE	  SOLE
STARENT NETWORKS CORP		COM		 85528P 10 8	$1,557.7	63,815		SH		SOLE	NONE	  SOLE
TEVA PHARMACEUTICAL INDS LTD	ADR		 881624 20 9	$2,662.2	53,956		SH		SOLE	NONE	  SOLE
VISIONCHINA MEDIA INC		SPONSORED ADR	 92833U 10 3	$1,306		213,741		SH		SOLE	NONE	  SOLE
VIVO PARTICIPACOES S A		SPON ADR PFD NEW 92855S 20 0	$1,052.7	55,580		SH		SOLE	NONE	  SOLE
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